Debt and Interest Costs (Tables)	12 Months Ended
Dec. 31, 2017
Debt and Interest Costs
Schedule of long-term debt

	December 31,
($ in millions)	2017	2016

Senior Notes
5.25% due July 2025	$1,000	$1,000
4.375% due December 2020	1,000	1,000
4.00% due November 2023	1,000	1,000
4.375%, euro denominated, due December 2023	840	736
5.00% due March 2022	750	750
3.50%, euro denominated, due December 2020	480	421
Senior Credit Facilities, due March 2021 (at variable rates)
Term A loan, due June 2021	1,313	1,383
Term A loan, euro denominated, due June 2021	—	954
Multi-currency, U.S. dollar revolver, due March 2021	285	190
Other (including debt issuance costs)	(37)	(45)
	6,631	7,389
Less: Current portion of long-term debt	(113)	(79)
	$6,518	$7,310

Schedule of Debt Refinancing and Other Costs

	Years Ended December 31,
($ in millions)	2017	2016	2015

Debt Refinancing and Other Costs:
Interest expense on 3.5% and 4.375% senior notes	$—	$(49)	$(5)
Refinance of bridge and revolving credit facilities	—	(30)	(16)
Economic hedge - interest rate risk	—	(20)	(16)
Amortization of unsecured, committed bridge facility financing fees	—	(7)	(23)
Redemption of 6.75% and 5.75% senior notes, due September 2020 and May 2021, respectively, and refinance of senior credit facilities	—	—	(57)
Individually insignificant items	(3)	(3)	—
	$(3)	$(109)	$(117)